Investment Securities (Details 3) (USD $)	12 Months Ended
Dec. 31, 2014
Estimated Fair Value
Estimated Fair Value, Due within 1 year	$ 561,000,000
Estimated Fair Value, Due after 1 year but within 5 years	381,000,000
Estimated Fair Value, Due after 5 years but within 10 years	241,000,000
Estimated Fair Value, Due after 10 years	3,198,000,000
Total	4,381,000,000
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Due within 1 year	560,000,000
Due after 1 year but within 5 years	374,000,000
Due after 5 years but within 10 years	225,000,000
Due after 10 years	3,071,000,000
Total	4,230,000,000
Weighted average yields
Weighted average yields, due within 1 year	2.50%
Weighted averge yleids, due after 1 years but within 5 years	2.07%
Weighted averge yleids, due after 5 years but within 10 years	6.71%
Weighted average yield, due after 10 years	6.81%
State and municipal obligations [Member]
Estimated Fair Value
Estimated Fair Value, Due within 1 year	182,000,000
Estimated Fair Value, Due after 1 year but within 5 years	74,000,000
Estimated Fair Value, Due after 5 years but within 10 years	233,000,000
Estimated Fair Value, Due after 10 years	3,004,000,000
Total	3,493,000,000
U.S. Government treasury obligations [Member]
Estimated Fair Value
Estimated Fair Value, Due within 1 year	0
Estimated Fair Value, Due after 1 year but within 5 years	0
Estimated Fair Value, Due after 5 years but within 10 years	0
Estimated Fair Value, Due after 10 years	3,000,000
Total	3,000,000
U.S. Government agency obligations [Member]
Estimated Fair Value
Estimated Fair Value, Due within 1 year	66,000,000
Estimated Fair Value, Due after 1 year but within 5 years	264,000,000
Estimated Fair Value, Due after 5 years but within 10 years	8,000,000
Estimated Fair Value, Due after 10 years	12,000,000
Total	350,000,000
Corporate debt securities [Member]
Estimated Fair Value
Estimated Fair Value, Due within 1 year	6,000,000
Estimated Fair Value, Due after 1 year but within 5 years	34,000,000
Estimated Fair Value, Due after 5 years but within 10 years	0
Estimated Fair Value, Due after 10 years	0
Total	40,000,000
Mortgage-backed securities [Member]
Estimated Fair Value
Estimated Fair Value, Due within 1 year	0
Estimated Fair Value, Due after 1 year but within 5 years	2,000,000
Estimated Fair Value, Due after 5 years but within 10 years	0
Estimated Fair Value, Due after 10 years	134,000,000
Total	136,000,000
Foreign government bonds and obligations [Member]
Estimated Fair Value
Estimated Fair Value, Due within 1 year	307,000,000
Estimated Fair Value, Due after 1 year but within 5 years	7,000,000
Estimated Fair Value, Due after 5 years but within 10 years	0
Estimated Fair Value, Due after 10 years	45,000,000
Total	$ 359,000,000